Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.8%
Black Belt Energy Gas District, RB(a) 4.00%, 10/01/52	$1,355	$1,305,630
Series A, 5.25%, 01/01/54	835	833,593
Series C-1, 5.25%, 02/01/53	2,545	2,548,011
Series F, 5.50%, 11/01/53	810	818,896
Energy Southeast A Cooperative District, RB,
Series B-1, 5.75%, 04/01/54(a)	1,815	1,876,951
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	240	243,167
Series A, 5.00%, 12/01/47	655	622,685
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	740	746,950
Series B-1, 5.00%, 05/01/53	2,055	2,035,096

		11,030,979

Arizona — 3.4%
Arizona Industrial Development Authority, RB(b) 5.00%, 07/01/54	545	422,584
Series A, 5.00%, 07/01/49	545	439,083
Series A, 5.00%, 07/01/54	420	329,702
City of Phoenix Civic Improvement Corp., ARB,
Series B, AMT, Junior Lien, 5.00%, 07/01/44	1,745	1,688,617
City of Phoenix Civic Improvement Corp., RB, 5.25%, 07/01/47(c)	910	944,432
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	305	227,149
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/39(b)	500	427,927
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	1,025	832,807
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/54(b)	290	235,553
Series A, 5.00%, 09/01/37	575	578,118
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,120	1,085,370
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	745	665,967

		7,877,309

Arkansas — 0.7%
Arkansas Development Finance Authority, RB AMT, 5.70%, 05/01/53	420	381,329
Series A, AMT, 4.50%, 09/01/49(b)	1,275	1,120,922

		1,502,251

California — 6.0%
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	120	72,163
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	370	326,768
CSCDA Community Improvement Authority, RB, M/F Housing (b) 5.00%, 09/01/37	100	91,565
4.00%, 10/01/56	155	116,712
4.00%, 12/01/56	200	126,218
Series A, 4.00%, 06/01/58	760	518,463
Senior Lien, 3.13%, 06/01/57	525	300,374

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series A, Senior Lien, 4.00%, 12/01/58	$755	$510,595
Mount San Antonio Community College District, Refunding GO, CAB, CAB, Series A, Convertible, Election 2013, 6.25%, 08/01/28(d)	5,000	4,323,921
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	765	741,701
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	1,375	1,167,833
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(e)	1,400	696,894
San Diego Unified School District, GO, CAB, Series G, Election 2008, 0.00%, 01/01/24(e)(f)	2,730	1,412,783
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(e)	1,110	804,670
Yosemite Community College District, GO(e)
Series D, Election 2004, 0.00%, 08/01/36	2,000	1,107,027
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,422,559

		13,740,246

Colorado — 1.6%
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	695	580,638
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	945	777,962
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	772,471
State of Colorado, COP, Series S, 4.00%, 03/15/40	1,635	1,454,166

		3,585,237

Connecticut — 0.1%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	55	46,399
Connecticut State Health & Educational Facilities Authority, RB 5.25%, 07/15/48	145	141,180
4.25%, 07/15/53	190	152,361

		339,940

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	685,669

Florida — 9.9%
Capital Trust Agency, Inc., RB(b) 5.00%, 01/01/55	535	372,437
Series A, 5.00%, 06/01/55	480	353,868
Series A, 5.50%, 06/01/57	170	135,007
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, 5.50%, 09/01/53	3,340	3,518,376
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,340	2,279,244
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.25%, 10/01/57	2,210	2,272,385
City of Tampa Florida, RB, CAB(e)
Series A, 0.00%, 09/01/49	525	101,918
Series A, 0.00%, 09/01/53	295	43,728
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 4.00%, 10/01/49	735	582,287

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	$1,000	$991,307
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	425	409,066
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, 5.00%, 10/01/34	160	160,073
County of Miami-Dade Seaport Department, Refunding RB Series A, AMT, 5.00%, 10/01/41	360	346,592
Series A, AMT, 5.25%, 10/01/52	285	272,071
Series A-1, AMT, (AGM), 4.00%, 10/01/45	790	632,289
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/46	480	114,498
Series A-2, 0.00%, 10/01/47	775	171,825
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54 .	180	188,887
Florida Development Finance Corp., RB(b) 6.50%, 06/30/57	340	293,065
AMT, 5.00%, 05/01/29	480	436,952
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	270	201,413
Greater Orlando Aviation Authority, ARB
Sub-Series A, AMT, 5.00%, 10/01/37	660	656,785
Sub-Series A, AMT, 5.00%, 10/01/47	2,520	2,367,776
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/48	2,165	2,071,662
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	204,408
Lakewood Ranch Stewardship District, SAB, S/F Housing 4.00%, 05/01/40	235	184,476
4.00%, 05/01/50	395	274,801
Orange County Housing Finance Authority, RB, S/F Housing 5.00%, 10/01/53	1,805	1,696,073
Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	120	99,481
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	140	109,064
Seminole Improvement District, RB, 5.30%, 10/01/37	150	137,551
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	358,076
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	540	515,516
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	215	189,757

		22,742,714

Georgia — 3.0%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	500	405,457
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	200	157,702
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	875	706,905
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	615	585,830
Series A, 5.00%, 05/15/49	235	218,764
Series A, 5.00%, 06/01/53(a)	620	609,567
Series C, 5.00%, 09/01/53(a)	2,970	2,946,311

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	$345	$339,715
Series A, 5.00%, 01/01/59	880	814,450
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(f)	120	120,466

		6,905,167

Hawaii — 1.0%
State of Hawaii Airports System Revenue, ARB,
Series A, AMT, 5.00%, 07/01/43	2,315	2,233,857

Illinois — 9.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,265	1,232,337
Series A, 5.00%, 12/01/40	1,195	1,087,904
Series A, 5.00%, 12/01/47	360	315,857
Chicago Board of Education, Refunding GO, Series A, 5.00%, 12/01/30	135	133,894
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	1,770	1,771,966
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	740	699,085
Series A, AMT, Senior Lien, 4.38%, 01/01/53	830	687,603
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	705	660,995
City of Chicago Illinois Waterworks Revenue, RB,
Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	525	529,155
Illinois Finance Authority, RB, 5.00%, 10/01/48	475	466,664
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	1,110	1,029,961
Series C, 4.13%, 08/15/37	665	570,086
Series C, 5.00%, 08/15/44	305	276,027
Illinois Housing Development Authority, RB, S/F
Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	120	110,321
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	730	731,223
Series A, 4.00%, 01/01/46	930	775,536
Series B, 5.00%, 01/01/40	190	190,673
Metropolitan Pier & Exposition Authority, RB 5.00%, 06/15/57	670	612,077
Series A, (NPFGC), 0.00%, 12/15/36(e)	10,000	5,109,452
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(e)	2,980	967,456
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,203,828
State of Illinois, GO 5.25%, 02/01/32	870	871,782
5.25%, 02/01/34	600	601,232
Series B, 5.25%, 05/01/41	635	631,501

		22,266,615

Indiana — 0.1%
Indianapolis Local Public Improvement Bond Bank, RB, 5.25%, 02/01/48	245	251,337

Kentucky — 0.7%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	131,339
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	200	170,391
Series A, 5.25%, 06/01/49	370	371,128

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Fayette County School District Finance Corp., RB (NGFGC), 5.00%, 06/01/44	$545	$551,865
(BAM-TCRS), 5.00%, 06/01/46	480	482,214

		1,706,937

Louisiana — 2.8%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/42	2,400	2,300,002
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	1,095	1,079,204
New Orleans Aviation Board, ARB
Series B, AMT, 5.00%, 01/01/45	2,380	2,228,394
Series B, AMT, 5.00%, 01/01/48	1,010	916,963

		6,524,563

Maryland — 0.6%
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(b)	655	459,970
Maryland Economic Development Corp., RB 5.00%, 07/01/56	145	128,768
Class B, AMT, 5.25%, 06/30/55	800	733,690

		1,322,428

Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,855	1,676,774
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	815	797,152
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	350	297,191

		2,771,117

Michigan — 6.5%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	880	732,655
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	520	442,262
Michigan Finance Authority, RB 4.00%, 02/15/50	1,885	1,523,488
Series A, 4.00%, 11/15/50	2,550	2,017,281
Series S, 5.00%, 11/01/44	1,755	1,696,921
Michigan Finance Authority, Refunding RB 4.00%, 11/15/46	1,050	858,583
Series A, 4.00%, 12/01/40	2,630	2,274,216
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	535	453,889
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	1,300	1,259,654
Michigan State Housing Development Authority, RB, M/F Housing, Series A, AMT, 2.55%, 10/01/51	645	366,726
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 2.95%, 12/01/39	450	338,649
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,980	1,840,975
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	725	732,248
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(f)	340	340,061

		14,877,608

Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	445	438,525

Security	Par (000)	Value

Missouri — 0.5%
Kansas City Industrial Development Authority, ARB AMT, 5.00%, 03/01/46	$470	$443,806
Series B, AMT, 5.00%, 03/01/39	670	639,030

		1,082,836

Nebraska — 0.9%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	1,150	1,096,302
Omaha Public Power District, Refunding RB, Series A, 4.00%, 02/01/42	1,140	1,027,091

		2,123,393

Nevada — 1.1%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	2,715	2,428,240

New Jersey — 5.3%
Camden County Improvement Authority, RB, 6.00%, 06/15/62	180	184,076
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	730	731,957
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(f)	180	183,314
Series WW, 5.25%, 06/15/25(f)	455	465,185
AMT, 5.13%, 01/01/34	610	597,122
AMT, 5.38%, 01/01/43	790	764,888
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	295	276,604
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	625,853
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	875	794,434
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/29(e)	225	170,944
Series AA, 5.00%, 06/15/38	1,180	1,171,229
Series AA, 4.00%, 06/15/40	925	822,904
Series AA, 5.00%, 06/15/45	725	718,176
Series AA, 4.00%, 06/15/50	560	460,344
Series BB, 4.00%, 06/15/50	1,400	1,143,954
Series D, 5.00%, 06/15/32	525	530,338
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/37	525	538,904
Series A, 5.25%, 06/15/42	210	214,794
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	720	613,185
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/35	1,220	1,244,619

		12,252,824

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	180	141,280

New York — 10.9%
City of New York, GO
Series A-1, 5.00%, 08/01/47	260	258,785
Series B, 5.25%, 10/01/41	545	564,875
Metropolitan Transportation Authority, Refunding RB,
Series C-1, 5.00%, 11/15/56	1,330	1,244,906

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	$1,105	$967,136
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	2,105	2,145,579
New York Liberty Development Corp., Refunding RB Class 1, 5.00%, 11/15/44(b)	775	691,578
Series A, 2.88%, 11/15/46	855	554,456
Series A, (BAM-TCRS), 3.00%, 11/15/51	2,045	1,316,319
Series A, 3.00%, 11/15/51	1,015	657,991
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/55	230	186,840
Series A, 4.00%, 11/15/60	425	342,136
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/46	720	605,755
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	660	569,439
New York Transportation Development Corp., ARB AMT, 5.00%, 12/01/36	450	445,413
Series A, AMT, 5.25%, 01/01/50	4,950	4,652,655
New York Transportation Development Corp., RB 5.63%, 04/01/40(c)	470	465,075
AMT, 5.00%, 10/01/35	1,050	1,002,018
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	1,535	1,462,379
Series 221, AMT, 4.00%, 07/15/55	1,570	1,207,823
Port Authority of New York & New Jersey, Refunding ARB 186th Series, AMT, 5.00%, 10/15/36	305	305,398
Series 197, AMT, 5.00%, 11/15/35	250	251,571
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB Series A, 4.13%, 05/15/53	3,150	2,661,407
Series A, 4.50%, 05/15/63	1,000	875,409
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 05/15/47	1,705	1,708,560

		25,143,503

North Carolina — 0.1%
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	165	159,352

Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	5,215	4,264,314
County of Franklin Ohio, RB, 5.00%, 11/01/48	450	433,634
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	530	422,466
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	90	77,652

		5,198,066

Oklahoma — 0.3%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	495	420,922
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	345	297,626

		718,548

Security	Par (000)	Value

Oregon — 1.2%
Clackamas Community College District, GO, Series A, 5.00%, 06/15/40	$390	$396,654
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	875	388,740
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	2,025	2,057,321

		2,842,715

Pennsylvania — 9.0%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	1,010	910,444
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	131,578
Pennsylvania Economic Development Financing Authority, RB
Series B, 4.00%, 03/15/40	3,000	2,656,709
AMT, 5.00%, 12/31/34	2,220	2,190,264
AMT, 5.50%, 06/30/41	900	911,549
AMT, 5.00%, 06/30/42	4,450	4,089,506
AMT, 5.75%, 06/30/48	780	797,781
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	180	116,437
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	3,150	3,019,948
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 142-A, 5.00%, 10/01/50	410	393,069
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	730	733,883
Series B, 5.00%, 12/01/40	285	285,420
Series C, 5.50%, 12/01/23(f)	490	490,368
Pennsylvania Turnpike Commission, Refunding RB 3rd Series, 4.00%, 12/01/38	1,835	1,623,507
Series A, 5.00%, 12/01/38	550	555,545
Series A-1, 5.00%, 12/01/40	680	669,316
Series C, 5.00%, 12/01/39	900	909,074
School District of Philadelphia, GO, Series A, 5.50%, 09/01/48(c)	265	271,686

		20,756,084

Puerto Rico — 4.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	6,611	5,576,758
Series A-1, Restructured, 5.00%, 07/01/58	2,718	2,355,510
Series A-2, Restructured, 4.78%, 07/01/58	276	231,083
Series A-2, Restructured, 4.33%, 07/01/40	1,324	1,143,291
Series B-1, Restructured, 4.75%, 07/01/53	424	358,394
Series B-2, Restructured, 4.78%, 07/01/58	411	343,648
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	5,025	1,242,122

		11,250,806

Rhode Island — 0.1%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	305	307,001

South Carolina — 3.3%
County of Berkeley South Carolina, SAB 4.25%, 11/01/40	315	251,265
4.38%, 11/01/49	465	342,409

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$1,650	$1,643,921
South Carolina Jobs-Economic Development Authority, RB 5.00%, 11/01/43	2,010	2,019,067
5.00%, 01/01/55(b)	855	643,494
7.50%, 08/15/62(b)	405	335,999
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	550	420,138
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	1,840	1,839,868
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	100	94,325

		7,590,486

Tennessee — 3.2%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	1,000	945,574
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	200	200,519
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	1,020	938,493
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,040	1,043,362
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,400	4,306,865

		7,434,813

Texas — 14.5%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	420	367,465
7.88%, 11/01/62	370	348,347
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/49	1,180	1,191,797
Central Texas Turnpike System, RB Series C, 5.00%, 08/15/37	1,240	1,178,688
Series C, 5.00%, 08/15/42	625	593,774
City of Austin Texas Airport System Revenue, ARB, 5.25%, 11/15/47	905	894,912
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	500	411,106
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	85,393
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	405	401,434
City of Houston Texas Airport System Revenue, Refunding ARB AMT, 5.00%, 07/15/27	230	222,081
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	1,430	1,398,770
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	217,349
Sub-Series A, AMT, 4.00%, 07/01/46	830	686,192
Sub-Series A, AMT, 4.00%, 07/01/48	2,510	2,037,679
County of Harris Texas Toll Road Revenue, Refunding RB, 1st Lien, 4.00%, 08/15/45	425	363,864
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	225	192,726

Security	Par (000)	Value

Texas (continued)
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	$1,080	$914,180
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	665	675,939
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	350	305,437
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(e)(f)	1,850	1,022,819
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	450	352,619
North Texas Tollway Authority, RB, Series C, Convertible, 6.75%, 09/01/31(f)	10,000	12,081,799
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	970	816,727
Port Authority of Houston of Harris County Texas, RB, 5.00%, 10/01/53	500	496,318
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	465	402,890
Tarrant County Cultural Education Facilities Finance Corp., RB 5.00%, 11/15/51	2,535	2,417,638
Series A, 4.00%, 07/01/53	525	407,326
Series A, 5.00%, 07/01/53	645	611,835
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	201,855
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 4.25%, 09/01/43	215	190,289
Series A, (GNMA), 3.75%, 09/01/49	365	293,427
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,453,705

		33,236,380

Utah — 4.4%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	3,485	3,291,067
Series A, AMT, 5.00%, 07/01/48	395	373,622
Series A, AMT, 5.25%, 07/01/48	325	319,789
Series A, AMT, 5.00%, 07/01/51	1,450	1,355,503
County of Utah Utah, RB, Series B, 4.00%, 05/15/47	5,135	4,224,547
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(b)	185	157,142
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	335	288,241

		10,009,911

Virginia — 0.5%
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	490	331,260
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	965	831,203

		1,162,463

Washington — 0.5%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	720	698,872
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	430	341,895

		1,040,767

Wisconsin — 1.7%
Public Finance Authority, RB 5.00%, 10/15/56(b)	215	158,952

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Class A, 5.00%, 06/15/51(b)	$555	$386,974
Class A, 6.00%, 06/15/52	140	114,113
Class A, 6.13%, 06/15/57	160	130,149
Series A, 5.00%, 07/15/39(b)	100	87,868
Series A, 5.00%, 07/01/40(b)	300	244,560
Series A, 5.00%, 07/15/49(b)	355	294,332
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(b)	295	233,831
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing Series A, 4.15%, 11/01/48	1,920	1,588,765
Series A, 4.45%, 05/01/57	825	685,544

		3,925,088

Total Municipal Bonds — 117.4% (Cost: $285,817,896)		269,607,055

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	920	790,239

Florida — 3.9%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.25%, 10/01/57	2,150	2,210,691
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	4,200	4,540,492
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,101,243

		8,852,426

Illinois — 8.3%
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 5.25%, 01/01/58	4,903	4,904,369
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,951	1,845,434
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/38	1,858	1,858,236
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	10,414,770

		19,022,809

New York — 7.0%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,770	1,563,622
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	4,010	4,115,041
New York City Transitional Finance Authority Building Aid Revenue, RB, 5.25%, 05/01/48	3,680	3,788,472
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,810	1,547,800
Port Authority of New York & New Jersey, Refunding RB, 5.25%, 10/15/57	1,910	1,928,513
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,990	1,971,414
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	1,500	1,245,185

		16,160,047

Security	Par (000)	Value

Oklahoma — 1.4%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	$3,001	$3,149,004

Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, RB, Series B, 5.25%, 12/01/52	3,031	3,074,659

Texas — 0.7%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.50%, 02/01/50	1,610	1,680,914

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	3,280	2,697,950

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.1% (Cost: $56,544,700)		55,428,048

Total Long-Term Investments — 141.5% (Cost: $342,362,596)		325,035,103

	Shares

Short-Term Securities

Money Market Funds — 21.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(h)(i)	48,263,662	48,263,662

Total Short-Term Securities — 21.0% (Cost: $48,263,662)		48,263,662

Total Investments — 162.5% (Cost: $390,626,258)		373,298,765

Other Assets Less Liabilities — 1.3%		2,966,502

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.1)%		(30,112,321)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.7)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$229,652,946

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Zero-coupon bond.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$7,783,129	$40,480,641	(a)	$—	$(108)	$—	$48,263,662	48,263,662	$104,655	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	62	12/19/23	$6,574	$78,517
U.S. Long Bond	79	12/19/23	8,606	195,687
5-Year U.S. Treasury Note	48	12/29/23	5,013	29,965

				$304,169

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$269,607,055	$—	$269,607,055
Municipal Bonds Transferred to Tender Option Bond Trusts	—	55,428,048	—	55,428,048
Short-Term Securities
Money Market Funds	48,263,662	—	—	48,263,662

	$48,263,662	$325,035,103	$—	$373,298,765

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$304,169	$—	$—	$304,169

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(29,968,297)	$—	$(29,968,297)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$146,468,297)	$—	$(146,468,297)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8